Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions		12 Months Ended
	Mar. 08, 2022 USD ($) $ / shares	Dec. 31, 2021 RUB (₽)	Mar. 31, 2022 RUB (₽)	Dec. 31, 2020 RUB (₽)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		20.00%
Cash, cash equivalents and short-term bank deposits		₽ 125,991		₽ 103,724
Net Current Assets		₽ 42,650		₽ 64,597
Borrowings, maturity		2026
Events After Reporting Period [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Cash, cash equivalents and short-term bank deposits			₽ 92,500
Unsecured Senior Convertible Bonds [Member] | Events After Reporting Period [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Borrowings, interest rate	1.875%
Redemption Date Of Bonds	May 31, 2022
Borrowings Conversion Price | $ / shares	$ 86.65
Notional Amount | $	$ 750
Russia [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		20.00%
Cyprus [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		12.50%
KAZAKHSTAN
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		20.00%
BELARUS
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate		18.00%